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                        SUPPLEMENT DATED MARCH 31, 2001
                        TO PROSPECTUS DATED MAY 1, 2000
                      AS SUPPLEMENTED ON JANUARY 18, 2001

                                       OF

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the European Real Estate Portfolio effective March 31, 2001. Michiel te Paske and Sven van Kemenade will now share primary responsibility for managing the assets of the European Real Estate Portfolio with Theodore R. Bigman. Jan Willem de Geus will no longer serve as a portfolio manager. Accordingly, the paragraph "EUROPEAN REAL ESTATE PORTFOLIO" on page 8 is hereby deleted and replaced with the following:

EUROPEAN REAL ESTATE PORTFOLIO

THEODORE R. BIGMAN, MANAGING DIRECTOR, MICHIEL TE PASKE AND SVEN VAN KEMENADE

Theodore R. Bigman joined MSDW Investment Management Group in 1995. Currently, he is head of the Global Real Estate Securities Group. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Michiel te Paske joined MSDW Investment Management Group in 1997 and prior to that, he worked for the Limburg Institute of Financial Economics/Global Property Research as a research analyst. Mr. te Paske graduated from the University of Limburg in 1997 with a Drs. in Economics. Sven van Kemenade joined MSDW Investment Management Group in 1997 and prior to that, he worked for the Limburg Institute of Financial Economics/Global Property Research as a research analyst. Mr. van Kemenade graduated from the University of Limburg in 1999 with a Drs. in Econometrics. Mr. Bigman has had primary responsibility for managing the Portfolio's assets since January 1999.
Messrs. te Paske and van Kemenade have shared primary responsibility for managing the Portfolio's assets since March 2001.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE